SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	September 30, 2013	September 30, 2012
Convertible notes payable	21,461,538	-
Series A convertible preferred stock	11,045,655	25,036,820
Options to purchase common stock	14,839,073	9,938,210
Warrants to purchase common stock	32,495,753	32,008,518
Restricted stock units	13,456,667	13,456,667
Totals	93,298,686	80,440,215